Finance costs and finance income - Unobservable valuation inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finance costs and finance income
Annual average of future sales of mineral	$ 208,912	$ 193,972
Useful life of mining properties	14 years	14 years
Pre-tax Discount rate (%)	13.20%	9.70%